COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 02, 2024	Nov. 21, 2021	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 08, 2018
Class of Stock [Line Items]
Preferred stock shares authorized					40,000,000		40,000,000	40,000,000	40,000,000
Common stock, shares authorized					80,000,000		80,000,000	80,000,000	80,000,000
Preferred stock, par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Share based compensation arrangement by share based payment award options cancelling							50,000	75,000
Settlement of account payable through issuance of common stock						$ 150,000	$ 150,000
Issuance of stock option were exercised							170,000
Stock option exercised for cash payment			$ 210,000	$ 210,000			$ 210,000
Share offering price							$ 3.00	$ 3.00
Proceeds from issuance of common stock							$ 503,088
Stock issued during period, values						$ 150,000	$ 503,088
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period			55,555	75,000		150,000	223,595
Settlement of account payable through issuance of common stock				$ 150,000		$ 7	$ 7
Issuance of stock option were exercised			170,000	170,000			170,000
Stock option exercised for cash payment							$ 17
Share offering price							$ 2.25
Proceeds from issuance of common stock							$ 503,088
Stock subscribed by investors, shares							66,667
Subscription receivable							$ 150,000
Stock issued during period, values			$ 125,000			$ 15	$ 22
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized					3,000,000		3,000,000	3,000,000	3,000,000
Preferred stock shares outstanding					0		0	0
Preferred stock, voting right					Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding. There are currently no shares of Series F preferred stock issued and outstanding therefore this right has no current relevance.		Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.
Preferred stock, protective features					For so long as at least 25,000 shares of Series F preferred stock remained outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock was necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights. There are currently no shares of Series F preferred stock issued and outstanding therefore this right has no current relevance.		For so long as at least 25,000 shares of Series F preferred stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock is necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights.
Preferred stock, dividend					$ 0		$ 0
Preferred stock conversion basis					Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.		Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.
Preferred stock conversion terms					All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders		All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders
Proceeds from issuance of preferred stock					$ 15,000,000		$ 15,000,000
Series F Preferred Stock [Member] | Halo Management LLC [Member]
Class of Stock [Line Items]
Stock issued during period		3,000,000
Share based compensation arrangement by share based payment award options cancelling	3,000,000